Statement of Operations (USD $)	12 Months Ended
Jul. 31, 2012
Income Statement [Abstract]
Revenue
General and Administrative Expenses	181,169
Net Loss Attributable to Ordinary Shareholders	$ (181,169)
Weighted Average Number of Ordinary Shares Outstanding (excluding shares subject to possible redemption)	1,531,934
Basic and Diluted Net Loss per Ordinary Share	$ (0.12)